Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
10. Secured Term Loan Facilities and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Due within one year	$66,534	$67,936
Due in two years	66,534	124,479
Due in three years	259,053	202,353
Due in four years	193,078	175,413
Due in five years	9,150	54,388
Due in more than five years*	122,593	61,361

Total secured term loans and revolving credit facilities	$716,942	$685,930
Less: current portion	66,534	67,936

Secured term loan facilities and revolving credit facility, non-current portion*	$650,408	$617,994

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9—Variable Interest Entities to our consolidated financial statements)

Terminal Facility.
On March 29, 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million, to be used first for the payment of project costs relating to our Marine Export Terminal. The Terminal Facility is comprised of an initial construction loan, followed by a term loan with a final maturity occurring on the earlier of (i) five years from completion of the Marine Export Terminal and (ii) December 31, 2025.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 to 300 basis points per annum over the term of the facility, for interest periods of three or six months. The Marine Terminal Borrower may voluntarily prepay indebtedness at any time, without premium or penalty, in whole or in part upon prior written notice to the facility agent.
The Terminal Facility is subject to quarterly repayments of principal and interest after the completion of the Marine Export Terminal, with quarterly principal repayments of between $3.4 million and $3.8 million commencing from March 31, 2021. The Marine Terminal Borrower must make mandatory prepayments of indebtedness upon specified amounts of excess cash flow, the receipt of performance liquidated damages pursuant to certain material contracts related to the Marine Export Terminal, the receipt of proceeds in connection with an event of loss (as defined in the Terminal Facility), the receipt of proceeds in connection with termination payments (as defined in the Terminal Facility), the receipt of proceeds in connection with certain dispositions by the Export Terminal Joint Venture, the incurrence of certain specified indebtedness, the inability to meet the conditions for paying a dividend for four or more consecutive quarters, dispositions of the Marine Terminal Borrower’s equity interests in the Export Terminal Joint Venture, the receipt of indemnity payments in excess of $500,000 and certain amounts of any loans outstanding upon the conversion date.
The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Export Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties and the company’s equity interests in the Marine Terminal Borrower. Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters (or shorter period of time if data for the prior four fiscal quarters is not available) of no less than 1.10 to 1.00 from the beginning of the second full fiscal quarter of the term loan, being June 1, 2021.
Following completion of the Marine Export Terminal,

the Marine Terminal Borrower can only pay dividends if the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing. The Terminal Facility also limits the Marine Terminal Borrower from, among other things, incurring indebtedness or entering into mergers and divestitures. The Terminal Facility also contains general covenants that will require the Marine Terminal Borrower to vote its interest in the Export Terminal Joint Venture to cause the Export Terminal Joint Venture to maintain adequate insurance coverage, maintain its property (but only to the extent the Export Terminal Borrower has the power under the organizational documents of the Marine Terminal Joint Venture to cause such actions).
On August 4, 2020, the Terminal Facility was amended to allow the Company an early true-up
of $34.0 million, enabling those funds to be immediately drawn for general corporate purposes due to previous capital contributions for the Marine Export Terminal being paid from the Company’s own resources.
On December 23, 2020, the Terminal Facility was amended to allow the Company to, among other things, make a Restricted Payment on the Conversion Date in an amount equal to the lesser of $20,000,000 and the remaining amount of the aggregate Commitment Availability as of such date, and to enable those funds not yet drawn as at December 31, 2020 to be made available until January 31, 2021.
ASC
470-50—Debt
Modifications states that if an amendment to the terms of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed by management after both amendments, and it was concluded that the present value of future cash flows was not modified by more than 10% as a result of the amendments.
As of December 31, 2020, the Company had drawn down $51.0 million on this facility. Based on the existing committed throughput for the Marine Export Terminal approved by the lenders and subject to the satisfaction of certain conditions to the ability to borrow under the Terminal Facility, an additional $18.0 million was available to be drawn down under the Terminal Facility as of December 31, 2020. In addition, we had a $7.5 million unused letter of credit available to be drawn to be used solely to make capita
l
 repayments on the Terminal Facility.
On May 6, 2021, the Company obtained a waiver from the lenders under the Terminal Facility, which is retrospective with effect from the date of its inception, to correct a technical inconsistency in the Terminal Facility, involving a restrictive covenant relating to taking affirmative action regarding the treatment of tax status of the borrower as a corporation for U.S. federal, state or local income tax purposes. The waiver requires among other things, within 90 days after the date of the waiver, the parties to the Terminal Facility to amend the credit agreement and other loan documentation to remediate the inconsistency and to set aside and fund a tax reserve, based on an agreed periodic basis, of future tax liabilities. Management has concluded that it is probable that these requirements will be complied with within the required 90 days and therefore classification of the long term portion of the loan as non-current
is appropriate.
January 2015 Secured Term Loan Facility.
On January 27, 2015 the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance the April 2013 $120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million facility were written off in full. The facility is fully drawn and as of December 31, 2020 the amount still outstanding was $99.8 million which is repayable for each vessel tranche in quarterly installments of between $0.5 million and $0.6 million for seven years from the date of each vessel drawdown followed by a final payment of between $15.6 million and $18.3 million after each seven year term ends. During the year ended December 31, 2019, the Company entered into the March 2019 secured term loan facility which refinanced four of the vessels that were previously in the January 2015 secured term loan facility.
This loan facility is secured by first priority mortgages on each of;
Navigator Umbrio, Navigator Centauri, Navigator Ceres, Navigator Ceto
and
Navigator Copernico
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. As of December 31, 2020, the Company was in compliance with all covenants contained in this credit facility.
December 2015 Secured Revolving Credit Facility.
On December 21, 2015 the Company entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six vessels
.
The December 2015 secured revolving credit facility has a term of seven years from the loan arrangement date (expiring in December 2022) with a maximum principal amount of up to $290.0 million. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 210 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
On October 21, 2019 the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. The sale price agreed was $77.5 million, with the buyer paying 90% of the vessel’s value, or $69.75 million and prepaid hire representing the remaining 10%. From the proceeds, $44.5 million was used to repay the vessel’s secured tranche of December 2015 secured revolving credit facility. The portion of deferred finance costs associated with the extinguishment of this tranche of the facility were written off in full.
This loan facility was secured by first priority mortgages on each of;
Navigator Eclipse, Navigator Nova, Navigator Prominence, Navigator Luga
and
Navigator Yauza
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also paid a commitment fee of 0.74% per annum based on any undrawn portion of the facility. In September 2020, the facility was repaid using the proceeds from the new September 2020 Secured Revolving Credit facility.
October 2016 Secured Term Loan and Revolving Credit Facility.
On October 28, 2016 the Company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB. The facility has a term of seven years from the first utilization date (expiring in December 2023) with a maximum principal amount of up to $220.0 million. The facility has an undrawn amount of $20.0 million from the revolving portion of the facility and as of December 31, 2020, the outstanding balance drawn on the secured term loan, newbuilding loan and revolving credit facility was $94.7 million which is repayable in 11 quarterly amounts of approximately $4.1 million, followed by a final repayment of $50.0 million on November 28, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
This facility is secured by first priority mortgages on each of:
Navigator Gemini
,
Navigator Leo, Navigator Libra, Navigator Pegasus
,
Navigator Phoenix
,
Navigator Taurus
and
Navigator Jorf
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2020, the Company was in compliance with all covenants contained in this credit facility.
June 2017 Secured Term Loan and Revolving Credit Facility.
On June 30, 2017, the Company entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”
)
. The facility has $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June 2023) with a maximum principal amount of up to $160.8 million. The facility is fully drawn and as of December 31, 2020, the outstanding balance drawn on the loan and credit facility was $103.1 million which is repayable in 9 quarterly amounts of approximately $4.1 million followed by a final repayment of $65.9 million on June 30, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
The facility is secured by first priority mortgages on each of
Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio
and
Navigator Virgo
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2020, the Company was in compliance with all covenants contained in this credit facility.
March 2019 Secured Term Loan Facility
. On March 25, 2019 the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $107.0 million (the “March 2019 Secured Term Loan”), to partially re-finance
our January 2015 secured term loan facility that was due to mature in June 2020. The full amount of $107.0 million was drawn on March 28, 2019. The repayment of the loan, secured by four of our vessels was $75.6 million, leaving net proceeds of $31.4 million for fees and general corporate purposes. The facility has a term of six years from the date of the agreement and expires in March 2025, is fully drawn down and as of December 31, 2020, the amount still outstanding was $91.0 million which is repayable in 16 equal quarterly instalments of approximately $2.3 million followed by a final payment of $54.4 million on the final quarterly repayment date on March 25, 2025. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 240 basis points per annum.
ASC
470-50—Debt
Modifications states that if
re-financing
of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows on a lender-by-lender
basis have not been modified by more than 10%. Issuance costs for the March 2019 Secured Term Loan of $1.4 million, together with previously unamortized issuance costs of $1.0 million have been deferred and will be amortized over the facility term on the effective rate basis.
This loan facility is secured by first priority mortgages on each of;
Navigator Atlas, Navigator Europa, Navigator Oberon,
and
Navigator Triton
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2020, the Company was in compliance with all covenants contained in this credit facility.
September 2020 Secured Revolving Credit Facility.
On September 17, 2020, the Company entered into a secured revolving credit facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. for a maximum principal amount of $210.0 million (the “September 2020 Secured Revolving Credit Facility”), to refinance our December 2015 secured revolving credit facility that was due to mature in December 2022.
The facility is due to mature in September 2024, but contains an option, subject to the consent of the Lenders, exercisable 12 to 36 months after the date of the agreement, to extend the maturity date of the facility by 12 months to September 2025.As of December 31, 2020, an initial amount of $185.0 million of the $210.0 million was drawn and outstanding, which was used to repay the December 2015 secured revolving credit facility and associated fees. Interest on the September 2020 secured revolving credit facility is payable quarterly at U.S. LIBOR plus 250 basis points. The facility has an undrawn amount of $17.6 million as of December 31, 2020. The amount of the total facility shall be reduced semi-annually on June 30 and December 31 by an amount of $7.4 million followed by a final balloon payment on September 17, 2024, of $150.9 million.
ASC
470-50—Debt
Modifications states that if
re-financing
of a revolving line of credit facility results in the borrowing capacity of the new arrangement being greater or equal to the borrowing capacity of the old arrangement, then any unamortized deferred costs, any fees paid to the lender, and any third-party costs incurred shall be associated with the new arrangement. The comparison of borrowing capacity was performed, and it was concluded that the borrowing capacity of the September 2020 Secured Revolving Credit Facility on a
lender-by-lender
basis was greater than that of the December 2015 secured revolving credit facility for all of the lenders in the syndicate for both revolving line of credit facilities.
One lender exited the revolving line of credit facility syndicate and unamortized deferred finance costs of $0.2 million associated with the re-financed
December 2015 secured revolving credit facility and apportioned to that lender were written off. One lender entered the revolving line of credit facility syndicate and is considered a new arrangement and not a modification of the December 2015 secured revolving credit facility. Therefore, both the portion of lender fees and the apportioned third-party costs associated with the new lender in the syndicate, being $0.2 million, will be deferred as debt issuance costs and amortized by the interest method over the life of the term of the new facility arrangement. In total, unamortized deferred costs of $0.8 million and issuance costs for the September 2020 Secured Revolving Credit Facility of $1.9 million have been deferred and are being amortized over the facility term using the effective rate method.
This loan facility is secured by first priority mortgages on each of
Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence
, and
Navigator Yauza
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness (as defined by the September 2020 Secured Revolving Credit Facility agreement), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets (both as defined by the September 2020 Secured Revolving Credit Facility agreement) of not less than 30% and the aggregate outstanding borrowing under the facility must be no more than 65% of the aggregate fair market value of the collateral vessels. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 basis points per annum. As of December 31, 2020, the Company was in compliance with all covenants contained in this revolving credit facility.
Navigator Aurora Facility.
In October 2019, the SPV, OCY Aurora Ltd, which owns
Navigator Aurora
, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. The Navigator Aurora Facility bears interest at 3 month U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of December 31, 2020, there was $61.3 million in

borrowings outstanding under the Navigator Aurora Facility (December 31, 2019:

$
68.1
million). The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. The likelihood of the Company having to make any payments under the guarantee is remote. The shipbroker appraised value of
Navigator Aurora
exceeded the borrowings outstanding under the Navigator Aurora Facility by approximately
$
14.0

million as of December 31, 2020. The fair value of the vessel is significantly greater than the amount of the senior bank loan it is pledged against, and therefore the guarantee made by the SPV to the lenders of the subordinated loan where OCY Malta Ltd is the borrower has negligible fair value.
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$66,534	$67,936
Less: current portion of deferred financing costs	(1,831)	(2,274)

Current portion of secured term loan facilities, net of deferred financing costs	$64,703	$65,662

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$650,408	$617,994
Less: non-current portion of deferred financing costs*	(3,680)	(4,183)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$646,728	$613,811

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 9—Variable Interest Entities to our consolidated financial statements.